Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 2,786	€ 2,776
Customer relationships. | Ariba
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 174	203
Customer relationships. | Ariba | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	4 years
Customer relationships. | Ariba | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6 years
Customer relationships. | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 755	786
Customer relationships. | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	9 years
Customer relationships. | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	13 years
Customer relationships. | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 241	262
Customer relationships. | Callidus | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	7 years
Customer relationships. | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	11 years
Customer relationships. | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 983	991
Customer relationships. | Qualtrics | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	11 years
Customer relationships. | Qualtrics | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	16 years
Customer relationships. | Emarsys
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 163	174
Customer relationships. | Emarsys | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6 years
Customer relationships. | Emarsys | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	13 years
Customer relationships. | Signavio
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 184
Remaining Useful Life (in years)	15 years
Acquired technologies | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 286	€ 360
Remaining Useful Life (in years)	4 years